UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Thomas Finley, Chief Executive Officer, Government Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

                             Government Securities Delaware, LLC, March 31, 2005

Schedule of Investments

=========================================================================================================================
                        Face
                       Amount                   Investments                                                         Value
=========================================================================================================================
Notes-              $500,000,000    Merrill Lynch & Co., Inc., 2.885% due
90.3%                                  8/15/2009 (a)(b)                                                    $  500,000,000
                     500,000,000    Merrill Lynch Capital Services, Inc., 2.896%
                                       due 8/15/2009 (a)(b)                                                   500,000,000
-------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $1,000,000,000*) - 90.3%                      1,000,000,000

                                    Other Assets Less Liabilities - 9.7%                                      107,862,613
                                                                                                           --------------
                                    Net Assets - 100.0%                                                    $1,107,862,613
                                                                                                           ==============
-------------------------------------------------------------------------------------------------------------------------

(a)   Floating rate note.

(b) Investments in companies considered to be an affiliate of the Company (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.,
         2.885% due 8/15/2009                           --            $3,286,646
      Merrill Lynch Capital Services, Inc.,
         2.896% due 8/15/2009                           --            $3,332,927

      --------------------------------------------------------------------------

*     Cost for federal income tax purposes.

      Swap contracts outstanding as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------------------------
                                                                   Notional           Unrealized
                                                                    Amount           Depreciation
      --------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR,
      reset each February 15th and August 15th, minus 1.09%
      and pay a 1-month LIBOR, rest on the 15th of each
      month, plus .07% compound

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                      $ 1,000,000,000     $    (1,458,000)

      Receive a 6-month LIBOR, reset each February 15th and August 15th, minus 1.09% and pay semi-annual payments of $41,112

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                      $     1,250,000            (235,681)
      --------------------------------------------------------------------------------------------
      Total                                                                        $    (1,693,681)
                                                                                   ===============
      --------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware, LLC


By: /s/ Thomas Finley
    -----------------
    Thomas Finley
    Chief Executive Officer
    Government Securities Delaware, LLC

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Thomas Finley
    -----------------
    Thomas Finley
    Chief Executive Officer
    Government Securities Delaware, LLC

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Government Securities Delaware, LLC

Date: May 23, 2005